Document and Entity Information	Feb. 08, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 08, 2022
Entity Registrant Name	QUANERGY SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39222
Entity Tax Identification Number	88-0535845
Entity Address, Address Line One	433 Lakeside Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	408
Local Phone Number	245-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On February 8, 2022, Quanergy Systems, Inc., a Delaware corporation (the “Company”) (f/k/a CITIC Capital Acquisition Corp. (“CCAC”)), filed a Current Report on Form 8-K and Amendment No. 1 on Form 8-K/A (together, the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. On March 31, 2022, the Company filed Amendment No. 2 on Form 8-K/A to amend the financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (a) the audited consolidated financial statements of Legacy Quanergy as of and for the years ended December 31, 2021 and 2020 and the related notes and (b) the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2021.This Amendment No. 3 amends the disclosure provided under Item 4.01 in the Original Report to confirm that, upon the Company’s filing of the 2021 Form 10-K on March 31, 2022, WithumSmith+Brown, PC was dismissed as, and Grant Thornton LLP became, the Company’s independent registered public accounting firm. This Amendment No. 3 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Entity Central Index Key	0001794621
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNGY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	QNGY WT
Security Exchange Name	NYSE